Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Total equity attributable to the shareholders of the Company	Share capital	Share capital CMB.TECH Share Acquisition	Additional paid in capital	Additional paid in capital CMB.TECH Share Acquisition	Contributed surplus	Accumulated other reserves	Retained earnings (deficit)	Non-controlling interest
Outstanding shares, beginning of period (in shares) at Dec. 31, 2021	203,530,979		203,530,979
Number of shares outstanding
Shares issued in connection with CMB.TECH share acquisition (in shares)			19,091,910
Outstanding shares, end of period (in shares) at Dec. 31, 2022	222,622,889		222,622,889
Balance at the beginning of the year at Dec. 31, 2021			$ 203,531		$ 448,291		$ 1,004,094	$ 228	$ (13,631)	$ (472)
Share capital
Shares issued in connection with CMB.TECH share acquisition				$ 19,092		$ 156,396
Balance at the end of the year at Dec. 31, 2022	$ 2,259,899	$ 2,260,371	$ 222,623		604,687		1,004,094	454	428,513	(472)
Accumulated other reserves
Other comprehensive income (loss)	226							226
Retained earnings (deficit)
Profit for the period	$ 475,537								475,537
Cash dividends									(33,393)
Shares issued in connection with CMB.TECH share acquisition (in shares)			0
Outstanding shares, end of period (in shares) at Dec. 31, 2023	222,622,889		222,622,889
Share capital
Shares issued in connection with CMB.TECH share acquisition				0		0
Balance at the end of the year at Dec. 31, 2023	$ 2,277,346	2,277,818	$ 222,623		604,687		$ 1,004,094	415	445,999	(472)
Accumulated other reserves
Other comprehensive income (loss)	(39)							(39)
Retained earnings (deficit)
Profit for the period	$ 656,414								656,414
Cash dividends									(638,928)
Shares issued in connection with CMB.TECH share acquisition (in shares)			0
Outstanding shares, end of period (in shares) at Dec. 31, 2024	222,622,889		222,622,889
Share capital
Shares issued in connection with CMB.TECH share acquisition				$ 0		$ 0
Balance at the end of the year at Dec. 31, 2024	$ 2,340,181	$ 2,340,653	$ 222,623		$ 604,687			1,782	507,467	$ (472)
Accumulated other reserves
Other comprehensive income (loss)	1,367							$ 1,367
Retained earnings (deficit)
Profit for the period	$ 495,583								495,583
Cash dividends									$ (434,115)